SEIX CORPORATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

CORPORATE BONDS AND NOTES—97.3%
Communication Services—6.8%
AT&T, Inc. 4.500%, 3/9/48	$ 420	$452
Comcast Corp.
3.150%, 2/15/28	462	482
4.700%, 10/15/48	405	496
Verizon Communications, Inc. 4.125%, 3/16/27	772	852
Vodafone Group plc 4.875%, 6/19/49	911	1,015

		3,297

Consumer Discretionary—6.6%
American Honda Finance Corp. 2.200%, 6/27/22	1,060	1,066
BMW US Capital LLC 144A 3.150%, 4/18/24(1)	1,023	1,060
Daimler Finance North America LLC (3 month LIBOR + 0.550%) 144A 2.837%, 5/4/21(1)(2)	1,100	1,100

		3,226

Consumer Staples—6.9%
Archer-Daniels-Midland Co. 3.375%, 3/15/22	983	1,016
Costco Wholesale Corp. 2.300%, 5/18/22	1,300	1,312
Walmart, Inc. 3.400%, 6/26/23	955	1,006

		3,334

Energy—21.2%
Baker Hughes a GE Co. LLC 2.773%, 12/15/22	1,300	1,322
Boardwalk Pipelines LP 4.450%, 7/15/27	649	668
BP Capital Markets America, Inc. 2.112%, 9/16/21	408	408
BP Capital Markets plc 3.814%, 2/10/24	642	684
Enterprise Products Operating LLC 5.375%, 2/15/78	649	626
Exxon Mobil Corp. 3.043%, 3/1/26	1,007	1,057
Occidental Petroleum Corp. 4.400%, 8/15/49	914	940
Schlumberger Holdings Corp. 144A 3.900%, 5/17/28(1)	1,177	1,246
Shell International Finance B.V. 3.875%, 11/13/28	982	1,103
TechnipFMC plc 3.450%, 10/1/22	273	278
Total Capital International SA 3.750%, 4/10/24	1,185	1,269
Transcanada Trust 5.300%, 3/15/77	668	665

		10,266

	Par Value	Value
Financials—28.4%
Bank of America Corp.
3.366%, 1/23/26	$ 165	$172
4.330%, 3/15/50	700	827
BB&T Corp. 4.800% (3)(4)(5)	1,199	1,199
British Airways plc Pass-Through-Trust 2018-1, AA 144A 3.800%, 9/20/31(1)	345	365
Citigroup, Inc. 3.980%, 3/20/30	900	981
JPMorgan Chase & Co.
3.207%, 4/1/23	991	1,014
2.301%, 10/15/25	437	436
Lazard Group LLC 4.375%, 3/11/29	492	534
Manufacturers & Traders Trust Co. 3.400%, 8/17/27	518	556
MassMutual Global Funding II 144A 2.750%, 6/22/24(1)	1,000	1,023
Mastercard, Inc. 3.650%, 6/1/49	900	1,022
Morgan Stanley
3.875%, 4/29/24	603	641
3.591%, 7/22/28	363	383
3.971%, 7/22/38	663	728
Penske Truck Leasing Co., LP 144A 3.450%, 7/1/24(1)	1,018	1,059
PNC Bank NA 2.150%, 4/29/21	552	553
Travelers Cos., Inc. (The) 4.050%, 3/7/48	831	957
US Bank NA 2.000%, 1/24/20	770	770
Wells Fargo & Co. 3.069%, 1/24/23	527	537

		13,757

Health Care—6.5%
Bristol-Myers Squibb Co. 144A 4.250%, 10/26/49(1)	410	477
Cigna Corp. 4.900%, 12/15/48	571	653
CommonSpirit Health
2.760%, 10/1/24	450	456
4.187%, 10/1/49	495	510
Eli Lilly & Co. 3.950%, 5/15/47	911	1,051

		3,147

Industrials—9.8%
General Dynamics Corp. 3.375%, 5/15/23	1,014	1,061
Honeywell International, Inc. 1.800%, 10/30/19	810	810
L3Harris Technologies, Inc. 144A 3.850%, 12/15/26(1)	559	602
Union Pacific Corp. 3.950%, 8/15/59	850	906
United Airlines Pass-Through-Trust 2016-1, A 3.450%, 7/7/28	287	297

See Notes to Schedule of Investments.

SEIX CORPORATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

Industrials—continued
United Parcel Service, Inc. 2.500%, 4/1/23	$1,049	$ 1,063

		4,739

Information Technology—2.4%
Global Payments, Inc.
2.650%, 2/15/25	545	547
4.150%, 8/15/49	595	624

		1,171

Materials—2.2%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	423	546
Newmont Goldcorp Corp. 6.250%, 10/1/39	400	531

		1,077

Utilities—6.5%
Berkshire Hathaway Energy Co. 3.750%, 11/15/23	1,168	1,238
Consumers Energy Co. 4.350%, 4/15/49	702	862
Duke Energy Corp. 3.750%, 9/1/46	1,040	1,072

		3,172
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $44,087)		47,186
TOTAL LONG-TERM INVESTMENTS—97.3% (Identified Cost $44,087)		47,186
	Shares
SHORT-TERM INVESTMENT—1.2%
Money Market Mutual Fund—1.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.854%)(6)	589,905	590
TOTAL SHORT-TERM INVESTMENT (Identified Cost $590)		590

Value
TOTAL INVESTMENTS—98.5% (Identified Cost $44,677)	$47,776
Other assets and liabilities, net—1.5%	721

NET ASSETS—100.0%	$48,497

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
QTR	Quarterly

Footnote Legend:

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities amounted to a value of $6,932 or 14.3% of net assets.

(2)

Variable rate security. Rate disclosed is as of September 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(3)	Interest may be forfeited.
(4)	Interest payments may be deferred.
(5)	No contractual maturity date.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:

JPM	JPMorgan Chase Bank N.A.

Country Weightings (Unaudited)†
United States	88%
United Kingdom	4
France	3
Netherlands	2
Canada	2
Australia	1
Total Investments	100%
† % of total investments as of September 30, 2019.

Over-the-counter credit default swaps - buy protection(1) outstanding as of September 30, 2019 were as follows:

Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
Westpac Banking Corp.	QTR	JPM	1.000%	12/20/24	(1,690) USD	$(54)	$(55)	$1	$—
Total						$(54)	$(55)	$1	$—

See Notes to Schedule of Investments.

SEIX CORPORATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

Footnote Legend:

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at September 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$47,186	$—	$47,186
Money Market Mutual Fund	590	590	—

Total Assets	47,776	590	47,186

Liabilities:
Other Financial Instruments:
Over-the-Counter Credit Default Swap	(54)	—	(54)

Total Investments	$47,722	$590	$47,132

There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2019.

There were no transfers into or out of Level 3 related to securities held at September 30, 2019.

See Notes to Schedule of Investments.

SEIX CORPORATE BOND FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Note 1. Security Valuation

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

•	Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.

4